OPERATING SEGMENTS - Disclosure of detailed information about revenue and expenses by reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenue	$ 217,387	$ 401,177
Direct cost of revenue	182,384	335,722
Gross profit	35,003	65,455
Direct adjusted operating expenses	18,147	24,539
Contribution	16,856	40,916
Indirect adjusted operating expenses	14,094	14,328
Finance and other income	(379)	(908)
Finance costs	843	211
Equity-settled share-based payment expense	3,129	5,172
Impairment charges	1,798
Income tax recovery	(1,460)	5,155
Depreciation and amortization	4,859	4,668
Foreign exchange (gain) loss	(671)	401
Net (loss) income	(5,357)	11,889
Loyalty Currency Retailing [Member]
Disclosure of operating segments [line items]
Total revenue	211,200	391,045
Direct cost of revenue	181,603	335,032
Gross profit	29,597	56,013
Direct adjusted operating expenses	11,243	13,830
Contribution	18,354	42,183
Platform Partners [Member]
Disclosure of operating segments [line items]
Total revenue	5,030	7,577
Direct cost of revenue	731	665
Gross profit	4,299	6,912
Direct adjusted operating expenses	2,377	3,871
Contribution	1,922	3,041
Points Travel [Member]
Disclosure of operating segments [line items]
Total revenue	1,157	2,555
Direct cost of revenue	50	25
Gross profit	1,107	2,530
Direct adjusted operating expenses	4,527	6,838
Contribution	$ (3,420)	$ (4,308)